787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

May 2, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Trust
Securities Act File No. 33-58125
Investment Company Act File No. 811-07621

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Credit Suisse Trust (the “Trust”) hereby certifies that the definitive forms of prospectus and Statement of Additional Information for each of U.S. Equity Flex I Portfolio, International Equity Flex III Portfolio and Commodity Return Strategy Portfolio, each series of the Trust, dated May 1, 2011, do not differ from the forms of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 34 to the Registration Statement of the Trust (the “Amendment”) electronically filed with the Securities and Exchange Commission on April 19, 2011.  The Amendment became effective on May 1, 2011.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh